Consolidated Statement of Stockholders' Equity (USD $)	Total	Common Stock	Preferred Stock	Additional Paid in Capital	Comprehensive Loss	Accumulated Deficit
Beginning Balance (Restated) at Jun. 30, 2012	$ 7,904,905	$ 530,000	$ 50	$ 14,639,150	$ (253,058)	$ (7,011,237)
Beginning Balance, Shares (Restated) at Jun. 30, 2012		5,300,000	5,000
Issue of share capital at merger (Restated)	323,425	500,000		(176,575)
Issue of share capital at merger (Restated), Shares		5,000,000
Net (loss) income	(563,952)				(826,704)	262,752
Ending Balance at Jun. 30, 2013	7,664,378	1,030,000	50	14,462,575	(1,079,762)	(6,748,485)
Ending Balance, Shares at Jun. 30, 2013		10,300,000	5,000
Issuance of stock options	194,979			194,979
Change in par value of shares		(1,019,700)		1,019,700
Cancellation of stock, Value		(150)		150
Cancellation of stock, Shares		(150,000)
Cancellation of stock, Value	(90,894)	(2,140)		(88,754)
Cancellation of stock, Shares		(2,140,000)
Cancellation of shares to be issued, Value	(561,073)	(338)		(560,735)
Cancellation of shares to be issued, Shares		(338,368)
Net (loss) income	(651,732)				214,996	(866,728)
Ending Balance at Jun. 30, 2014	$ 6,555,658	$ 7,672	$ 50	$ 15,027,915	$ (864,766)	$ (7,615,213)
Ending Balance, Shares at Jun. 30, 2014		7,671,632	5,000